RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	9 Months Ended
Sep. 30, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of directors and key management compensation

	For the three months ended		For the nine months ended
	September 30,	September 30,	September 30,	September 30,
	2024	2023	2024	2023
Share-based compensation	$201,270	$33,231	$824,555	$149,483
Management salaries and consulting fees	171,956	128,801	525,071	365,125
Directors’ fees	18,852	18,216	55,418	54,648
	$392,078	$180,248	$1,405,044	$569,256